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First SunAmerica Life Insurance Company

733 Third Avenue
New York, New York 10017
800-272-3007
Fax: 212-551-5373

                                                  [LOGO]  First SunAmerica
                                                          A SunAmerica Company


VIA EDGAR
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February 4, 1998

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Variable Annuity Account One
        First SunAmerica Life Insurance Company
        File Nos. 33-39888 and 811-6313

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 1998, with an effective date of February 2, 1998.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.


Very truly yours,

/s/ BERNADETTE NIETO

Bernadette Nieto
Staff Counsel